Earnings per share (“EPS”) (Tables)	6 Months Ended
Jun. 30, 2019
Earnings per share (“EPS”)
Schedule of basic and diluted EPS

For the three months ended June 30, 2019
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$64.0	187.2	$0.34
Effect of dilutive securities	—	0.3	—
Diluted EPS	$64.0	187.5	$0.34

For the three months ended June 30, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$53.6	186.0	$0.29
Effect of dilutive securities	—	0.3	—
Diluted EPS	$53.6	186.3	$0.29

For the six months ended June 30, 2019
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$129.2	187.1	$0.69
Effect of dilutive securities	—	0.3	—
Diluted EPS	$129.2	187.4	$0.69

For the six months ended June 30, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$118.2	186.0	$0.64
Effect of dilutive securities	—	0.3	(0.01)
Diluted EPS	$118.2	186.3	$0.63